UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ 3,762	$ (40,280)	$ (393,726)	$ 34,320	$ (136,914)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	29,900	28,153	111,574	106,930	115,134
Noncash lease expense	473	765	3,086	0	0
Amortization of debt issuance costs	1,582	1,549	6,313	6,142	5,445
Unit-based and noncash compensation	2,723	2,526	8,171	8,328	7,951
(Income) loss from equity method investees	(3,311)	441	337,851	10,888	2,223
Distributions from equity method investees	7,494	8,583	37,300	35,271	40,220
Loss (gain) on asset sales, net	115	(961)	(1,536)	0	527
Long-lived asset impairment	3,821	44,951	60,507	7,186	188,702
Goodwill impairment			16,211	0	0
Early extinguishment of debt			0	0	22,039
Write-off of debt issuance costs			0	0	302
Changes in operating assets and liabilities:
Accounts receivable	18,470	4,675	(5,466)	(25,635)	25,063
Trade accounts payable	3,973	274	(96)	85	(3,256)
Accrued expenses	(138)	(1,274)	(10,572)	13,903	1,227
Deferred revenue, net	5,161	2,323	1,683	5,355	(40,758)
Ad valorem taxes payable	(4,781)	(6,184)	(1,525)	2,211	(2,248)
Accrued interest	3,059	3,153	7	(140)	(7,736)
Accrued environmental remediation, net	(17)	(548)	(1,152)	292	(4,109)
Other, net	(2,085)	(2,953)	(6,889)	1,094	(764)
Net cash provided by operating activities	70,201	45,193	161,741	206,230	213,048
Cash flows from investing activities:
Capital expenditures	(18,583)	(60,848)	(182,291)	(200,586)	(124,215)
Proceeds from asset sale	0	89,461	102,111	496	2,300
Contributions to equity method investees			0	(4,924)	(25,513)
Distributions from equity method investment			7,313	0	0
Investment in equity method investee	(58,033)	0	(18,316)	0	0
Other, net	217	(120)	313	(284)	(458)
Net cash (used in) provided by investing activities	(76,399)	28,493	(90,870)	(205,298)	(147,886)
Cash flows from financing activities:
Net cash Distributions to noncontrolling interest SMLP unitholders	(6,037)	(27,374)	(68,874)	(109,101)	(107,598)
Distributions to mandatorily redeemable Class C unitholders			0	0	(99,323)
Distributions to Energy Capital Partners			(120,730)	(11,800)	(301,672)
Borrowings under Revolving Credit Facility	55,000	69,000	369,000	289,000	247,500
Borrowings under SMP Holdings Term Loan B			0	0	300,000
Repayments under SMP Holdings term loan	(750)	(12,250)	(65,250)	(49,250)	(24,000)
Repayments under Revolving Credit Facility	(34,000)	(101,000)	(158,000)	(84,000)	(634,500)
Debt issuance costs	(101)	(179)	(673)	(518)	(25,061)
Payment of redemption and call premiums on senior notes			0	0	(17,932)
Proceeds from ATM Program common unit issuances, net of costs			0	0	17,078
Proceeds from secondary offering common units, net of costs			0	0	94,640
Proceeds from issuance of Series A preferred units, net of costs	33,946	0	27,392	0	293,238
Issuance of senior notes			0	0	500,000
Tender and redemption of senior notes			0	0	(300,000)
Other, net	(1,401)	(2,968)	(4,487)	(4,186)	(3,124)
Net cash provided by (used in) financing activities	46,657	(74,771)	(50,122)	1,645	(63,129)
Net change in cash, cash equivalents and restricted cash	40,459	(1,085)	20,749	2,577	2,033
Cash, cash equivalents and restricted cash, beginning of period	36,922	16,173	16,173	13,596	11,563
Cash, cash equivalents and restricted cash, end of period	77,381	15,088	36,922	16,173	13,596
Supplemental cash flow disclosures:
Cash interest paid	19,660	19,932	92,536	85,233	88,193
Less capitalized interest	491	1,915	6,974	8,497	2,579
Interest paid (net of capitalized interest)	19,169	18,017	85,562	76,736	85,614
Cash paid for taxes	0	0	150	175	0
Noncash investing and financing activities
Capital expenditures in trade accounts payable (period-end accruals)	13,765	23,389	19,846	33,750	11,792
Contribution of Property			23,643	0	0
Capital expenditures relating to contributions in aid of construction for Topic 606 day 1 adoption			0	33,123	0
Right-of-use assets relating to ASC Topic 842			5,448	0	0
ASC Topic 842
Noncash investing and financing activities
Right-of-use assets relating to ASC Topic 842	$ 0	$ 5,448
Series A Preferred Units
Cash flows from financing activities:
Distributions to unitholders			$ (28,500)	$ (28,500)	$ (2,375)